Document and Entity Information	0 Months Ended
Jun. 30, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2014
Registrant Name	EMERGING MARKETS GROWTH FUND INC
Central Index Key	0000794458
Amendment Flag	false
Document Creation Date	Oct. 28, 2014
Document Effective Date	Oct. 31, 2014
Prospectus Date	Oct. 31, 2014
EMERGING MARKETS GROWTH FUND INC SM | SHARES OF COMMON STOCK
Risk/Return:
Trading Symbol	EMRGX